S-K 1603(a) SPAC Sponsor	Oct. 21, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	SLG SPAC Fund LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]

SPKL’s Sponsor, SLG SPAC Fund LLC, is a Delaware limited liability company. The Sponsor’s business is focused on investing in SPKL in connection with its search for an initial business combination. An affiliate of the Sponsor provides office space, utilities, secretarial support and administrative services to SPKL. The Sponsor is an affiliate of SparkLabs Group Management, LLC (“SparkLabs Group Management”), which oversees SparkLabs Group, a premier global network of startup accelerators and venture capital funds that has invested in over 650 startups (primarily technology focused) across six continents since 2013.

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]	certain Founder Shares held by the Sponsor at the Closing will be subject to certain vesting and forfeiture provisions as set forth in the Sponsor Agreement and (ii) the Sponsor will not transfer its Founder Shares or its Cayman SPAC Units for a period (the “Founder Share Lock-up Period”) ending on the earlier of (A) the first anniversary of the Closing Date, and (B) the date upon which the VWAP of SPAC Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any twenty (20) Trading Days within any thirty (30) Trading Day period commencing any time that is one hundred fifty (150) days after the Closing Date;